iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
ATI, Inc.
(a)
............................... 176,189 $ 15,212,158
a
Aluminum  —  1 .1%
Century Aluminum Co.
(a)
..................... 757,797 13,655,502
Kaiser Aluminum Corp. ...................... 189,341 15,128,346
28,783,848
a
Automotive Parts & Equipment  —  0 .5%
XPEL, Inc.
(a)
............................. 400,535 14,379,207
a
Building Products  —  5 .1%
Advanced Drainage Systems, Inc. .............. 128,839 14,798,448
Apogee Enterprises, Inc. ..................... 376,490 15,285,494
Armstrong World Industries, Inc. ................ 95,605 15,530,076
Builders FirstSource, Inc.
(a)
................... 132,577 15,470,410
Carlisle Companies, Inc. ..................... 39,156 14,620,850
Insteel Industries, Inc. ....................... 412,251 15,339,860
Owens Corning ........................... 109,353 15,038,225
Simpson Manufacturing Co., Inc. ............... 94,392 14,660,021
Trex Co., Inc.
(a) (b)
.......................... 261,248 14,206,666
134,950,050
a
Commodity Chemicals  —  3 .4%
AdvanSix, Inc. ............................ 620,017 14,725,404
Hawkins, Inc. ............................ 109,361 15,540,198
Koppers Holdings, Inc. ...................... 459,764 14,781,413
LyondellBasell Industries N.V. , Class A ........... 261,758 15,145,318
Olin Corp. ............................... 741,472 14,896,172
Westlake Corp. ........................... 201,194 15,276,660
90,365,165
a
Construction & Engineering  —  13 .5%
AECOM ................................ 132,913 15,000,561
API Group Corp.
(a) (b)
........................ 303,646 15,501,128
Argan, Inc. .............................. 60,876 13,421,940
Bowman Consulting Group Ltd.
(a) (b)
.............. 548,139 15,758,996
Comfort Systems USA, Inc. ................... 28,990 15,544,728
Construction Partners, Inc. , Class A
(a)
............ 134,105 14,252,679
EMCOR Group, Inc. ........................ 30,277 16,194,865
Everus Construction Group, Inc.
(a) (b)
............. 241,865 15,365,683
Fluor Corp.
(a)
............................. 333,104 17,078,242
Granite Construction, Inc. .................... 161,025 15,057,448
Great Lakes Dredge & Dock Corp.
(a)
............. 1,262,778 15,393,264
IES Holdings, Inc.
(a) (b)
....................... 52,858 15,658,125
Limbach Holdings, Inc.
(a)
..................... 109,441 15,332,684
MasTec, Inc.
(a) (b)
........................... 90,406 15,407,895
Matrix Service Co.
(a) (b)
....................... 1,187,783 16,046,948
MYR Group, Inc.
(a)
......................... 89,388 16,219,453
NWPX Infrastructure, Inc.
(a)
................... 373,919 15,334,418
Primoris Services Corp. ..................... 194,939 15,193,546
Quanta Services, Inc.
(b)
...................... 40,957 15,485,023
Stantec, Inc. ............................. 139,254 15,134,125
Sterling Infrastructure, Inc.
(a)
.................. 71,846 16,577,028
Tutor Perini Corp.
(a)
........................ 364,617 17,056,783
Valmont Industries, Inc. ...................... 45,453 14,843,586
356,859,148
a
Construction Machinery & Heavy Transportation Equipment  —  3 .4%
Astec Industries, Inc. ....................... 369,440 15,401,954
Caterpillar, Inc. ........................... 41,885 16,260,176
Greenbrier Companies, Inc. (The) ............... 322,927 14,870,788
Oshkosh Corp. ........................... 135,355 15,368,207
Terex Corp. .............................. 318,753 14,882,577
Security Shares Value
a
Construction Machinery & Heavy Transportation Equipment (continued)
Trinity Industries, Inc. ....................... 566,390 $ 15,298,194
92,081,896
a
Construction Materials  —  3 .2%
CRH PLC ............................... 159,929 14,681,482
Eagle Materials, Inc. ........................ 73,876 14,931,079
Knife River Corp.
(a) (b)
........................ 160,379 13,093,342
Martin Marietta Materials, Inc. ................. 26,845 14,736,831
United States Lime & Minerals, Inc. .............. 139,424 13,914,515
Vulcan Materials Co. ....................... 55,889 14,576,969
85,934,218
a
Copper  —  1 .1%
MAC Copper Ltd.
(a)
......................... 1,192,567 14,418,135
Taseko Mines Ltd.
(a) (b)
....................... 4,836,528 15,235,063
29,653,198
a
Distributors  —  0 .5%
Pool Corp. .............................. 49,817 14,520,659
a
Diversified Chemicals  —  0 .6%
LSB Industries, Inc.
(a)
....................... 1,927,015 15,030,717
a
Diversified Metals & Mining  —  0 .6%
Compass Minerals International, Inc.
(a)
............ 743,708 14,941,094
a
Electric Utilities  —  18 .9%
ALLETE, Inc. ............................ 305,810 19,593,247
Alliant Energy Corp. ........................ 329,982 19,954,012
American Electric Power Co., Inc. ............... 196,063 20,343,497
Constellation Energy Corp. ................... 66,792 21,557,786
Duke Energy Corp. ........................ 173,195 20,437,010
Edison International ........................ 371,229 19,155,416
Entergy Corp. ............................ 242,936 20,192,840
Evergy, Inc. .............................. 305,907 21,086,169
Eversource Energy ........................ 304,736 19,387,304
Exelon Corp. ............................. 468,259 20,331,806
FirstEnergy Corp. ......................... 490,952 19,765,728
Fortis, Inc. .............................. 420,065 20,049,702
Hawaiian Electric Industries, Inc.
(a)
.............. 1,907,960 20,281,615
IDACORP, Inc. ........................... 173,330 20,010,948
MGE Energy, Inc. .......................... 226,452 20,027,415
NextEra Energy, Inc. ....................... 276,568 19,199,351
NRG Energy, Inc. .......................... 127,980 20,551,028
OGE Energy Corp. ......................... 455,750 20,226,185
PG&E Corp. ............................. 1,276,039 17,787,984
Pinnacle West Capital Corp. .................. 224,013 20,042,443
Portland General Electric Co. .................. 487,119 19,791,645
PPL Corp. .............................. 586,287 19,869,266
Southern Co. (The) ........................ 226,120 20,764,600
TXNM Energy, Inc. ......................... 351,671 19,806,111
Xcel Energy, Inc. .......................... 291,304 19,837,802
500,050,910
a
Environmental & Facilities Services  —  0 .6%
Tetra Tech, Inc. ........................... 415,841 14,953,642
a
Forest Products  —  1 .1%
Louisiana-Pacific Corp. ...................... 161,376 13,876,722
West Fraser Timber Co. Ltd.
(b)
................. 197,806 14,499,180
28,375,902
a
Gas Utilities  —  5 .9%
Atmos Energy Corp. ........................ 131,142 20,210,294
Chesapeake Utilities Corp. ................... 168,131 20,212,709
MDU Resources Group, Inc. .................. 1,187,932 19,802,826

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Gas Utilities (continued)
New Jersey Resources Corp. .................. 446,271 $ 20,001,866
Northwest Natural Holding Co. ................. 502,701 19,967,284
ONE Gas, Inc. ............................ 271,749 19,527,883
Southwest Gas Holdings, Inc. ................. 208,183 15,486,733
Spire, Inc. ............................... 271,047 19,783,721
154,993,316
a
Industrial Machinery & Supplies & Components  —  1 .7%
Kornit Digital Ltd.
(a) (b)
........................ 656,599 13,072,886
Luxfer Holdings PLC ....................... 1,251,036 15,237,618
Mueller Industries, Inc. ...................... 191,163 15,191,724
43,502,228
a
Multi-Utilities  —  11 .3%
Algonquin Power & Utilities Corp. ............... 3,411,500 19,547,895
Ameren Corp. ............................ 207,802 19,957,304
Avista Corp. ............................. 534,904 20,299,607
Black Hills Corp. .......................... 349,085 19,583,669
CenterPoint Energy, Inc. ..................... 545,130 20,028,076
CMS Energy Corp. ......................... 285,103 19,751,936
Consolidated Edison, Inc. .................... 196,409 19,709,643
Dominion Energy, Inc. ....................... 357,848 20,225,569
DTE Energy Co. .......................... 149,103 19,750,183
NiSource, Inc. ............................ 508,076 20,495,786
Northwestern Energy Group, Inc. ............... 380,647 19,527,191
Public Service Enterprise Group, Inc. ............ 248,844 20,947,688
Sempra ................................ 259,692 19,676,863
Unitil Corp. .............................. 376,908 19,655,752
WEC Energy Group, Inc. ..................... 188,991 19,692,862
298,850,024
a
Oil & Gas Equipment & Services  —  0 .6%
Atlas Energy Solutions, Inc. ................... 1,128,032 15,081,788
a
Oil & Gas Storage & Transportation  —  6 .2%
Antero Midstream Corp. ..................... 1,063,819 20,159,370
DT Midstream, Inc. ......................... 184,671 20,297,190
Kinder Morgan, Inc. ........................ 709,214 20,850,891
Kinetik Holdings, Inc. , Class A ................. 452,853 19,948,175
New Fortress Energy, Inc. , Class A
(b)
............. 6,719,619 22,309,135
ONEOK, Inc. ............................. 244,217 19,935,434
TC Energy Corp. .......................... 393,323 19,190,229
Williams Companies, Inc. (The) ................ 329,544 20,698,659
163,389,083
a
Rail Transportation  —  2 .3%
CSX Corp. .............................. 619,214 20,204,953
Norfolk Southern Corp. ...................... 79,582 20,370,604
Union Pacific Corp. ........................ 89,321 20,550,976
61,126,533
a
Research & Consulting Services  —  1 .1%
Jacobs Solutions, Inc. ....................... 115,922 15,237,947
NV5 Global, Inc.
(a)
......................... 666,056 15,379,233
30,617,180
a
Specialty Chemicals  —  1 .7%
Eastman Chemical Co. ...................... 187,742 14,016,818
Ecovyst, Inc.
(a)
............................ 1,852,288 15,244,330
Ingevity Corp.
(a)
........................... 351,956 15,165,784
44,426,932
a
Steel  —  6 .4%
Algoma Steel Group, Inc. .................... 2,516,966 17,341,896
Carpenter Technology Corp. .................. 59,499 16,444,334
Cleveland-Cliffs, Inc.
(a)
...................... 1,947,337 14,799,761
Security Shares Value
a
Steel (continued)
Commercial Metals Co. ...................... 296,411 $ 14,497,462
Metallus, Inc.
(a) (b)
.......................... 1,052,615 16,220,797
Nucor Corp. ............................. 121,737 15,769,811
Olympic Steel, Inc. ......................... 468,197 15,258,540
Reliance, Inc. ............................ 47,773 14,995,945
Ryerson Holding Corp. ...................... 676,096 14,583,391
Steel Dynamics, Inc. ........................ 110,809 14,184,660
Worthington Steel, Inc. ...................... 570,098 17,006,023
171,102,620
a
Trading Companies & Distributors  —  1 .8%
BlueLinx Holdings, Inc.
(a) (b)
.................... 219,679 16,339,724
Boise Cascade Co. ........................ 170,503 14,803,071
United Rentals, Inc. ........................ 20,943 15,778,456
46,921,251
a
Water Utilities  —  6 .6%
American States Water Co. ................... 260,300 19,954,598
American Water Works Co., Inc. ................ 142,502 19,823,453
Artesian Resources Corp. , Class A , NVS
(c)
......... 603,303 20,246,849
California Water Service Group ................ 437,467 19,895,999
Consolidated Water Co. Ltd. .................. 543,709 16,322,144
Essential Utilities, Inc. ....................... 530,075 19,686,985
H2O America ............................ 389,030 20,217,889
Middlesex Water Co. ....................... 355,999 19,288,026
York Water Co. (The) ....................... 625,816 19,775,786
175,211,729
a
Total Long-Term Investments — 99.8%
(Cost: $ 2,502,525,758 ) ............................... 2,641,314,496
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.47%
(c) (d) (e)
............................ 48,965,397 48,984,983
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................. 3,779,045 3,779,045
a
Total Short-Term Securities — 2.0%
(Cost: $ 52,759,122 ) ................................. 52,764,028
Total Investments — 101.8%
(Cost: $ 2,555,284,880 ) ............................... 2,694,078,524
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (48,258,462)
Net Assets — 100.0% ................................. $ 2,645,820,062
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
Artesian Resources
Corp. ........ $ 16,970,491  $ 3,279,783  $ (444,083) $ (18,569) $ 459,227  $ 20,246,849  603,303  $ 161,298  $ —
BlackRock Cash
Funds: Institutional,
SL Agency Shares 25,497,070  23,489,379
(a)
—  (3,440) 1,974  48,984,983  48,965,397  50,736
(b)
—
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,467,101  —  (688,056)
(a)
—  —  3,779,045  3,779,045  40,205  —
$ (22,009) $ 461,201
$ 73,010,877
$ 252,239  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 4 09/19/25 $ 358 $ (7,056)
E-Mini S&P MidCap 400 Index ............................................................ 9 09/19/25 2,813 65,859
E-Mini Utilities Select Sector Index ......................................................... 16 09/19/25 1,329 2,543
$ 61,346

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Infrastructure ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,641,314,496  $ —  $ —  $ 2,641,314,496
Short-Term Securities
Money Market Funds ...................................... 52,764,028  —  —  52,764,028
$ 2,694,078,524  $ —  $ —  $ 2,694,078,524
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 68,402  $ —  $ —  $ 68,402
Liabilities
Equity Contracts ........................................... (7,056) —  —  (7,056)
$ 61,346  $ —  $ —  $ 61,346
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)